Capital and reserves - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Professional Services Expenditure		$ 63
Service for NASDAQ listing and associated expenses being recognised in the profit or loss		$ 290
GHI Ordinary Shares
Disclosure of reserves within equity [line items]
Par value per share		$ 0.000001
Ordinary shares, voting rights		one
Warrants [Member]
Disclosure of reserves within equity [line items]
Issuance of shares, consideration received		$ 4,040
Issuance Of Warrants As Part Of Reverse Recapitalization		4
Warrants [Member] | AGC [Member]
Disclosure of reserves within equity [line items]
Issuance Of Warrants As Part Of Reverse Recapitalization		22
GHI Convertible Redeemable Preference Shares
Disclosure of reserves within equity [line items]
Par value per share		$ 0.000001
Preference shares, dividend rate percentage		8.00%
Preference shares, voting rights		one
Preference shares, interest rate		6.00%
GHL Ordinary Shares [Member]
Disclosure of reserves within equity [line items]
Conversion Ratio Common Stock		1.3032888
GHL Class A Ordinary Shares [Member]
Disclosure of reserves within equity [line items]
Par value per share	$ 0.000001
Ordinary shares, voting rights	one
Total number of shares issued		404
GHL Class B Ordinary Shares [Member]
Disclosure of reserves within equity [line items]
Par value per share	$ 0.000001
Ordinary shares, voting rights	forty-five